Segmented Information - Schedule of Non-current Assets and Revenues of Discontinued Operation by Geographical Segment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Discontinued Operation
Non-current assets
Non-current assets	[1]	$ 200,122	$ 137,671
Revenue of the discontinued operation
Revenue of the discontinued operation	[1]	0	670
Canada
Non-current assets
Non-current assets	[1]	1,074	760
Revenue of the discontinued operation
Revenue of the discontinued operation	[1]	0	0
United States
Non-current assets
Non-current assets	[1]	8,934	5,517
Revenue of the discontinued operation
Revenue of the discontinued operation	[1]	0	670
Argentina
Non-current assets
Non-current assets	[1]	190,114	131,394
Revenue of the discontinued operation
Revenue of the discontinued operation	[1]	$ 0	$ 0

[1]	Non-current assets attributed to geographical locations exclude financial and other assets.